S000001249 [Member] Expense Example - ARIZONA TAX-EXEMPT FUND - ARIZONA TAX-EXEMPT FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 849